PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment, net
Property and equipment, gross	$ 6,590,016	$ 6,625,678
Less: accumulated depreciation and amortization	(4,776,356)	(4,785,259)
Property and equipment, net	1,813,660	1,840,419
Depreciation and amortization expense	990,583	1,296,956	1,456,990
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,565,172	1,287,820
Computers and office equipment
Property and equipment, net
Property and equipment, gross	4,474,072	4,329,524
Vehicles
Property and equipment, net
Property and equipment, gross	261,317	370,346
Software.
Property and equipment, net
Property and equipment, gross	$ 289,455	$ 637,988